Other disclosures - Solvency information (Details)	Jun. 30, 2022	Dec. 31, 2021
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	12.25%	12.51%
Tier 1 phase in capital ratio	13.71%	14.24%
Total phase-in capital	16.18%	16.81%
CET1 phase-in percentage, before transitory provision	12.05%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	8.85%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.84%
Capital conservation buffer, percentage	2.50%
Globally Systemically Important Entity percentage	1.00%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.01%
Tier 1 phase in capital ratio	10.64%
Total phase-in capital	13.01%